Lord Abbett Affiliated Fund, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

September 19, 2007

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Affiliated Fund, Inc.
1933 Act File No. 002-10638
1940 Act File No. 811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 96 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Commission on September 12, 2007.

Very truly yours,

/s/ Leslie C. Leda
Leslie C. Leda
Senior Paralegal
Lord, Abbett & Co. LLC